Provisions for pensions and similar obligations (Details 17)	12 Months Ended
	Dec. 31, 2017
Cabesp
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	13.02
Bandepe
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	14.47
Free Clinic
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	10.88
Lifetime officers
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	8.49
Circulars - Banco ABN Amro
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	12.4	[1]
Circulars - Banco Real
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	10.15	[1]
Life Insurance
Duration of the actuarial liabilities of the plans - Other Similar Obligations
Plans	7.64

[1]	The duration 12.91 refers to the plan of Former Employees of Banco ABN Amro and 10.05 to the plan of Former Employees of Banco Real.